RYDEX SERIES FUNDS

                         SUPPLEMENT DATED APRIL 30, 2010
                                     TO THE
                         RYDEX SERIES FUNDS PROSPECTUSES
   DATED AUGUST 1, 2009 AND MARCH 29, 2010 (COLLECTIVELY, THE "PROSPECTUSES")
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE SALES CHARGES BEYOND THAT CONTAINED IN THE PROSPECTUSES LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.
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Effective May 1, 2010, the following changes apply to the Prospectuses, as follows:

1. Effective May 1, 2010, under the heading "Investing With Rydex: Sales Charges" in the A-Class and C-Class Shares Prospectuses, the sales charge table under "A-Class Shares" is replaced with the following:

    ----------------------------------------------------------------------------------------------
                                              SALES CHARGE AS % OF    SALES CHARGE AS % OF NET
    AMOUNT OF INVESTMENT                         OFFERING PRICE            AMOUNT INVESTED
    ----------------------------------------------------------------------------------------------
    Less than $100,000                                4.75%                     4.99%
    ----------------------------------------------------------------------------------------------
    $100,000 but less than $250,000                   3.75%                     3.90%
    ----------------------------------------------------------------------------------------------
    $250,000 but less than $500,000                   2.75%                     2.83%
    ----------------------------------------------------------------------------------------------
    $500,000 but less than $1,000,000                 2.00%                     2.04%
    ----------------------------------------------------------------------------------------------
    $1,000,000 or greater                              *                          *
    ----------------------------------------------------------------------------------------------

     * For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.


2. Effective May 1, 2010, under the heading "Investing With Rydex: Sales Charges," in the A-Class and C-Class Shares Prospectuses, the first paragraph under "How To Reduce Your Sales Charge" has been revised as follows:

         You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your family may combine your Fund holdings to reduce your sales charge.


3. Effective May 1, 2010, under the heading "Investing With Rydex: Sales Charges," in the A-Class and C-Class Shares Prospectuses, the disclosure under "Sales Charge Waivers" has been revised as follows:

     SALES CHARGE WAIVERS
     The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their families (e.g., spouse, children, mother or father).

     o Employees of the Advisor and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their families.

     o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

     o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

     o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

         The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Series Fund or Rydex Dynamic Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).


4. Effective May 1, 2010, under the heading "Investing With Rydex: Buying Fund Shares," in each Prospectus, the first paragraph under "Purchase Procedures" is replaced as follows:

         The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Rydex|SGI reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four
         (24) hours of Rydex|SGI's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.


5. Effective May 1, 2010, under the heading "Investing With Rydex: Selling Fund Shares" in each Prospectus, the disclosure under "Receiving Your Redemption Proceeds" has been revised as follows:

         RECEIVING YOUR REDEMPTION PROCEEDS
         Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PURCHASES WILL BE ON HOLD FOR 10 BUSINESS DAYS BEFORE A PAYMENT OF REDEMPTION PROCEEDS MAY BE MADE.

         All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.


6.       Effective May 1, 2010, under the heading "Investing With Rydex:
         Exchanging Fund Shares" in each Prospectus, the "Minimum Exchange Amounts" and "Account Fee Waivers" sections are removed.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


RSF3-SUP-0410x0810
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